Annual Operating Expenses - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Latin America Fund - Fidelity Latin America Fund	Dec. 30, 2023
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.34%	[1]
Total annual operating expenses	1.02%

[1]	AAdjusted to reflect current fees.